Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,466,836
Proposed Maximum Offering Price per Unit	3.92
Maximum Aggregate Offering Price	$ 5,749,997.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 880.32
Offering Note	Includes up to an additional 191,326 shares of common stock to cover a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock registered hereby also includes an indeterminable number of additional securities that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of the Underwriter Warrants
Amount Registered | shares	38,265
Proposed Maximum Offering Price per Unit	4.31
Maximum Aggregate Offering Price	$ 164,922.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 25.25
Offering Note	We have agreed to issue to the representative of the underwriters, upon the closing of this offering, warrants to purchase up to an aggregate number of shares of our common stock (the “Underwriter Warrants”) in an aggregate equal to three percent (3%) of the aggregate number of shares of common stock to be issued and sold in this offering. The Underwriter Warrants are exercisable at a per share price equal to 110% of the public offering price per share of the shares of common stock sold in this offering.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.